Financial Instruments and Risk Management - Company's Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Marketable securities	$ 6,046	$ 5,890
Level 1 [Member]
Assets:
Marketable securities	6,046	5,890
Not Designated as Hedging Instruments [Member]
Assets:
Derivative Fair Value of Derivative Asset	288	1,665
Liabilities -
Derivative Fair Value of Derivative Liability	457	218
Not Designated as Hedging Instruments [Member] | Level 2 [Member]
Assets:
Derivative Fair Value of Derivative Asset	288	1,665
Liabilities -
Derivative Fair Value of Derivative Liability	457	218
Designated as Hedging Instruments [Member]
Liabilities -
Derivative Fair Value of Derivative Liability	1,486	1,891
Designated as Hedging Instruments [Member] | Level 2 [Member]
Liabilities -
Derivative Fair Value of Derivative Liability	$ 1,486	$ 1,891